Provision for Income Taxes - Schedule Of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits as of the beginning of the year	$ 5,510	$ 5,114
Decrease related to prior year tax provisions	(2,363)	(1,582)
Increase related to current year tax provisions	1,261	1,978
Unrecognized tax benefits as of the end of the year	$ 4,408	$ 5,510